                         MAINSTAY VP SERIES FUND, INC.
                          SUPPLEMENT DATED MAY 1, 1999
                        TO PROSPECTUS DATED MAY 1, 1999


A. Neil Feinberg is no longer with MacKay-Shields Financial Corporation, MainStay VP Convertible Portfolio's investment adviser. Accordingly, Mr. Feinberg's biography which appears on page A-24 of the Prospectus for the MainStay VP Series Fund, Inc. (the "Prospectus") under the heading "Portfolio Managers - Biographies" is hereby deleted.



B. On page A-7 of the Prospectus the bar chart showing annual returns for the MainStay VP Growth Equity Portfolio is hereby deleted and replaced with the following:

    [BAR GRAPH]

'89'                                                                             25.51
----                                                                             -----
'90'                                                                             -6.19
'91'                                                                             33.62
'92'                                                                             12.42
'93'                                                                             13.71
'94'                                                                              1.20
'95'                                                                             29.16
'96'                                                                             24.50
'97'                                                                             26.75
'98'                                                                             26.59


C. The information with respect to the MainStay VP International Equity Portfolio that appears in the table "Average annual total returns as of 12/31/98" on page A-9 of the Prospectus is revised as follows:


1. The column heading "Since inception 8/1/95" is hereby deleted and replaced with the heading "Since inception 5/1/95."

2. In the first line of the table, the number "11.66" is hereby deleted and replaced with "12.29%."


D. Page A-12 of the Prospectus with respect to MainStay VP Convertible Portfolio is hereby revised as follows:


1. In the table "Average annual total returns as of 12/31/98" in the first line under the column "Since inception 10/1/96" the number "13.24" is hereby deleted and replaced with "10.53%."


18516A (5/99)

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2.  The bar chart showing annual total returns is hereby deleted and replaced with the following:
    [BAR GRAPH]

'97'                                                                             15.43
----                                                                             -----
'98'                                                                             4.49


E. On page A-14 of the Prospectus with respect to the MainStay VP Total Return Portfolio in the table "Average annual total returns as of 12/31/98", in the first line under the column "Since inception 1/29/93" the number "15.72" is hereby deleted and replaced with "15.76%."



F. On page A-15 of the Prospectus with respect to the MainStay VP Value Portfolio, in the table under the heading "Average annual total returns as of 12/31/98", in the first line under the column "Since inception on 5/1/95" the number "14.55" is hereby deleted and replaced with "15.44%."



18516A (5/99)

G. On page A-16 of the Prospectus with respect to the MainStay VP Bond Portfolio the bar chart that shows annual total returns is hereby deleted and replaced with the following:

    [BAR GRAPH]

'89'                                                                             11.95
----                                                                             -----
'90'                                                                              7.36
'91'                                                                             16.27
'92'                                                                              8.26
'93'                                                                             11.40
'94'                                                                             -3.39
'95'                                                                             18.31
'96'                                                                              2.05
'97'                                                                              9.65
'98'                                                                              9.12


H. On page A-18 of the Prospectus with respect to the MainStay VP Government Portfolio in the table "Average annual total returns as of 12/31/98", in the first line under the column "Since inception 1/29/93" the number "6.32" is hereby deleted and replaced with "6.81%."



I. On page A-19 of the Prospectus with respect to the MainStay VP High Yield Corporate Bond Portfolio, in the table "Average annual total returns as of 12/31/98", in the first line under the column "Since inception 5/1/95", the number "12.61" is hereby deleted and replaced with "11.59%."



J. Page A-20 of the Prospectus with respect to the MainStay VP Cash Management Portfolio is hereby revised as follows:


1. In the table "Average annual total returns as of 12/31/98", with respect to the MainStay VP Cash Management Portfolio in the first line under the column "Since inception 1/29/93", the number "4.60" is hereby deleted and replaced with "4.59%."


18516A (5/99)


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

2. The bar chart showing annual total returns is hereby deleted and replaced with the following:
    [BAR GRAPH]

'94'                                                                             3.82
----                                                                             ----
'95'                                                                             5.59
'96'                                                                             4.95
'97'                                                                             5.25
'98'                                                                             5.18


18516A (5/99)


                                        4